SELECTED QUARTERLY FINANCIAL DATA 2 (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended																12 Months Ended
		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues		$ 2,701		$ 2,481		$ 2,367		$ 2,682		$ 2,747		$ 2,815		$ 2,678		$ 2,795
Quarterly Financial Data, Expenses And Other Income		2,269		2,211		1,971		2,076		2,433		2,368		2,302		2,408
Quarterly Financial Data, Net Income		388		282		320		458		321		383		292		266
Quarterly Financial Data, Earnings		$ 369		$ 248		$ 295		$ 437		$ 297		$ 348		$ 269		$ 247		$ 1,349		$ 1,161		$ 1,001
Quarterly Financial Data, Net Income Per Share, Basic	[1]	$ 1.56		$ 1.14		$ 1.29		$ 1.85		$ 1.31		$ 1.56		$ 1.19		$ 1.09
Quarterly Financial Data, Earnings Per Share, Basic		$ 1.48	[1]	$ 1	[1]	$ 1.19	[1]	$ 1.76	[1]	$ 1.21	[1]	$ 1.41	[1]	$ 1.1	[1]	$ 1.01	[1]	$ 5.43		$ 4.72		$ 4.1
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Basic		248,700		248,400		248,100		247,700		246,400		246,100		245,700		245,300		248,249	[2]	245,891	[2]	243,863	[2]
Quarterly Financial Data, Net Income Per Share, Diluted	[1]	$ 1.54		$ 1.12		$ 1.27		$ 1.83		$ 1.28		$ 1.53		$ 1.17		$ 1.07
Quarterly Financial Data, Earnings Per Share, Diluted		$ 1.47	[1]	$ 0.99	[1]	$ 1.17	[1]	$ 1.74	[1]	$ 1.18	[1]	$ 1.39	[1]	$ 1.08	[1]	$ 0.99	[1]	$ 5.37		$ 4.63		$ 4.01
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Diluted		251,500		251,000		251,500		251,200		251,300		250,800		250,100		249,700		250,923		250,655		249,332
Parent Company [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Earnings																		$ 1,349		$ 1,161		$ 1,001
Quarterly Financial Data, Earnings Per Share, Basic																		$ 5.43		$ 4.72		$ 4.1
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Basic																		248,249		245,891		243,863
Quarterly Financial Data, Earnings Per Share, Diluted																		$ 5.37		$ 4.63		$ 4.01
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Diluted																		250,923		250,655		249,332
San Diego Gas and Electric Company [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues		$ 1,051		$ 1,230		$ 972		$ 966		$ 1,046		$ 1,233		$ 1,063		$ 987
Quarterly Financial Data, Operating Expenses		802		930		745		684		826		957		821		766
Quarterly Financial Data, Operating Income		249		300		227		282		220		276		242		221
Quarterly Financial Data, Net Income		143		182		130		151		128		169		129		101
Quarterly Financial Data, (Earnings) Losses Attributable To Noncontrolling Interests		1		(12)		(4)		(4)		0		(12)		(6)		(2)
Quarterly Financial Data, Earnings																		$ 587		$ 507		$ 411
Quarterly Financial Data, Earnings Attributable To Common Shares		144		170		126		147		128		157		123		99
Southern California Gas Company [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues		1,041		620		780		1,048		998		855		917		1,085
Quarterly Financial Data, Operating Expenses		834		633		686		728		881		702		795		956
Quarterly Financial Data, Operating Income		207		(13)		94		320		117		153		122		129
Quarterly Financial Data, Net Income		143		(8)		71		214		76		98		81		78
Quarterly Financial Data, Earnings																		$ 420		$ 333		$ 365
Quarterly Financial Data, Dividends On Preferred Stock		0		0		(1)		0		0		0		(1)		0
Quarterly Financial Data, Earnings Attributable To Common Shares		$ 143		$ (8)		$ 70		$ 214		$ 76		$ 98		$ 80		$ 78

[1]	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.
[2]	Includes fully vested restricted stock units held in our Deferred Compensation Plan of 491 in 2015, 212 in 2014 and none in 2013. These fully vested restricted stock units are included in weighted-average common shares outstanding for basic EPS because there are no conditions under which the corresponding shares will not be issued.